Leases (Details) - Schedule of Components of Lease Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
The components of lease expense were as follows:
Operating leases expenses	$ 863	$ 1,037	$ 698
Cash flow information related to operating leases:
Cash used in operating activities	766	875	449
Non-cash activity - Right of use assets obtained in
exchange for new operating lease liabilities	$ 689	$ 179	$ 5,446